Scheduled Maturities of Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 87,345
2013	125,106
2014	176,910
2015	676,293
2016	1,858,567
Thereafter	$ 1,588,590